Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table reports the compensation of our CEO and the average compensation of the other non-
CEO
Named Executive Officers (the “Other NEOs”) as reported in the Summary Compensation Table for the past four fiscal years, as well as their “Compensation Actually Paid” as calculated pursuant to SEC rules and certain performance measures required by SEC rules.

					Value of Initial Fixed $100 Investment Based on:			Company- Selected Measure:
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Leggett’s Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (in millions)	Adjusted EBITDA (4)(5) (in millions)
2023	$7,347,194	$3,415,881	$1,900,393	$972,427	$62	$173	$(136.8)	$506.2
2022	7,647,818	3,585,037	2,453,626	(18,149)	72	147	309.9	656.6
2021	9,210,966	7,022,205	2,716,052	1,955,550	88	172	402.6	747.8
2020	8,742,815	4,830,971	2,486,174	1,904,185	91	125	253.1	654.3

(1)
In 2023, Mr. Dolloff was the CEO and the Other NEOs were Mr. Burns, Mr. Tate, Mr. Henderson, Mr. Hagale and Mr. Douglas. In 2022, Mr. Dolloff was the CEO, and the Other NEOs were Mr. Glassman (Executive Chairman), Mr. Tate, Mr. Henderson and Mr. Hagale. In 2021 and 2020, Mr. Glassman was the CEO, and the Other NEOs were Mr. Dolloff, Mr. Tate, Mr. Henderson and Mr. Douglas.

(2)
The Summary Compensation Table totals reported for the CEO and the Other NEOs for 2023 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2023
	CEO	Other NEOs
Summary Compensation Table Total	$7,347,194	$1,900,393
Adjustments
Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	0	(3,782)
Increase for service cost for pension plans (a)	0	0
Deduction for amounts reported under the “Stock Awards” column of the Summary Compensation Table (b)	(4,344,981)	(860,424)
Increase for the fair value of awards granted during the year that remain outstanding and unvested at the end of the year	2,082,651	422,434
Increase/deduction for the change in fair value of awards granted in a prior year that remain outstanding and unvested at the end of the year	(1,331,939)	(341,971)
Increase/deduction for the change in fair value of awards granted in a prior year that vested during the year	(337,044)	(144,223)
Compensation Actually Paid	3,415,881	972,427

(a)	Following the Company’s Retirement Plan (described at page 51) being frozen in 2006, participants no longer earn additional benefits, resulting in no annual increase in service costs.

(b)	The Company had no option awards to report in the Summary Compensation Table, no outstanding and unvested option awards, and no option awards that vested during the applicable years.

(3)
The peer group consists of the ten companies used for the stock performance graph in the Company’s 2023 Annual Report to Shareholders: Carlisle Companies Incorporated, Danaher Corporation, Dover Corporation, Eaton Corporation plc, Emerson Electric Co., Illinois Tool Works Inc., Ingersoll Rand Inc., Masco Corporation, Pentair plc, and PPG Industries Inc.

(4)
The Company has identified Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA) as the company-selected measure for this pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the CEO and Other NEOs in 2023 to the Company’s performance.

Adjusted EBITDA is the primary metric (weighted 65%) in the Company’s Key Officers Incentive Plan (KOIP) for 2023 described at page 35, and total adjusted EBITDA over the three year performance period accounts for 50% of the payout of the 2023 Performance Stock Units, described at page 38. Adjusted EBITDA is a component of cash flow, a metric weighted at 35% of the KOIP and also described at page 36.

Adjusted EBITDA is derived from earnings before interest and income taxes as reported in the Company’s Consolidated Statements of Operations, plus depreciation and amortization reported in the Company’s Consolidated Statements of Cash Flows and subject to the adjustments applied to the KOIP’s EBITDA calculation, including all items of gain, loss or expense (i) from non-cash
impairments; (ii) related to loss contingencies identified in the Company’s
10-K
relating to the fiscal year immediately preceding the performance period; (iii) related to the disposal of a segment of a business; and (iv) related to a change in accounting principle. Financial results from acquisitions are excluded in the year of acquisition, and financial results from businesses classified as discontinued operations and businesses divested during the year are included. Adjusted EBITDA also excludes (i) certain currency and hedging-related gains and losses, (ii) gains and losses from asset disposals, and (iii) items that are outside the scope of the Company’s core, on-going
business activities.

(5)
Adjusted EBITDA was chosen from the following five most important financial performance measures used by the Company to link compensation actually paid to the CEO and Other NEOs in 2023 to the Company’s performance:

Performance Metrics
Adjusted EBITDA
Cash Flow (as defined in the KOIP, described at page 36)
ROIC (as defined in the 2023 Performance Stock Unit Awards, described at page 38)
EBIT CAGR (as defined in the 2022 Performance Stock Unit Awards, described at page 39)
Relative Total Shareholder Return (as defined in the 2023 Performance Stock Unit Awards, described at page 38)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	In 2023, Mr. Dolloff was the CEO and the Other NEOs were Mr. Burns, Mr. Tate, Mr. Henderson, Mr. Hagale and Mr. Douglas. In 2022, Mr. Dolloff was the CEO, and the Other NEOs were Mr. Glassman (Executive Chairman), Mr. Tate, Mr. Henderson and Mr. Hagale. In 2021 and 2020, Mr. Glassman was the CEO, and the Other NEOs were Mr. Dolloff, Mr. Tate, Mr. Henderson and Mr. Douglas.
Peer Group Issuers, Footnote	The peer group consists of the ten companies used for the stock performance graph in the Company’s 2023 Annual Report to Shareholders: Carlisle Companies Incorporated, Danaher Corporation, Dover Corporation, Eaton Corporation plc, Emerson Electric Co., Illinois Tool Works Inc., Ingersoll Rand Inc., Masco Corporation, Pentair plc, and PPG Industries Inc.
PEO Total Compensation Amount	$ 7,347,194	$ 7,647,818	$ 9,210,966	$ 8,742,815
PEO Actually Paid Compensation Amount	$ 3,415,881	3,585,037	7,022,205	4,830,971
Adjustment To PEO Compensation, Footnote
(2)
The Summary Compensation Table totals reported for the CEO and the Other NEOs for 2023 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2023
	CEO	Other NEOs
Summary Compensation Table Total	$7,347,194	$1,900,393
Adjustments
Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	0	(3,782)
Increase for service cost for pension plans (a)	0	0
Deduction for amounts reported under the “Stock Awards” column of the Summary Compensation Table (b)	(4,344,981)	(860,424)
Increase for the fair value of awards granted during the year that remain outstanding and unvested at the end of the year	2,082,651	422,434
Increase/deduction for the change in fair value of awards granted in a prior year that remain outstanding and unvested at the end of the year	(1,331,939)	(341,971)
Increase/deduction for the change in fair value of awards granted in a prior year that vested during the year	(337,044)	(144,223)
Compensation Actually Paid	3,415,881	972,427

(a)	Following the Company’s Retirement Plan (described at page 51) being frozen in 2006, participants no longer earn additional benefits, resulting in no annual increase in service costs.

(b)	The Company had no option awards to report in the Summary Compensation Table, no outstanding and unvested option awards, and no option awards that vested during the applicable years.

Non-PEO NEO Average Total Compensation Amount	$ 1,900,393	2,453,626	2,716,052	2,486,174
Non-PEO NEO Average Compensation Actually Paid Amount	$ 972,427	(18,149)	1,955,550	1,904,185
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The Summary Compensation Table totals reported for the CEO and the Other NEOs for 2023 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2023
	CEO	Other NEOs
Summary Compensation Table Total	$7,347,194	$1,900,393
Adjustments
Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	0	(3,782)
Increase for service cost for pension plans (a)	0	0
Deduction for amounts reported under the “Stock Awards” column of the Summary Compensation Table (b)	(4,344,981)	(860,424)
Increase for the fair value of awards granted during the year that remain outstanding and unvested at the end of the year	2,082,651	422,434
Increase/deduction for the change in fair value of awards granted in a prior year that remain outstanding and unvested at the end of the year	(1,331,939)	(341,971)
Increase/deduction for the change in fair value of awards granted in a prior year that vested during the year	(337,044)	(144,223)
Compensation Actually Paid	3,415,881	972,427

(a)	Following the Company’s Retirement Plan (described at page 51) being frozen in 2006, participants no longer earn additional benefits, resulting in no annual increase in service costs.

(b)	The Company had no option awards to report in the Summary Compensation Table, no outstanding and unvested option awards, and no option awards that vested during the applicable years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Leggett Total Shareholder Return
.
The chart below reflects the Compensation Actually Paid to our CEO and the average of the Other NEOs in 2020, 2021, 2022 and 2023 and the Company’s cumulative TSR over that same period, based upon the value of an initial $100 investment in Leggett stock on December 31, 2019. See the tables and related footnotes beginning on page 53 for the specific dollar amounts and additional details.

As shown in the pay versus performance table on page 53, the cumulative TSR of the peer group appreciably outperformed the Company’s TSR in the years reported.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Income
.
The
chart below reflects the Compensation Actually Paid to our CEO and the average of the Other NEOs in 2020, 2021, 2022 and 2023 and the Company’s Net Income over that same period. See the tables and related footnotes beginning on page 53 for the specific dollar amounts and additional details.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid versus Adjusted EBITDA
.
The chart below reflects the Compensation Actually Paid to our CEO and the average of the Other NEOs in 2020, 2021, 2022 and 2023 and the Company’s Adjusted EBITDA over that same period. See the tables and related footnotes beginning on page 53 for the specific dollar amounts and additional details.

Tabular List, Table
(5)
Adjusted EBITDA was chosen from the following five most important financial performance measures used by the Company to link compensation actually paid to the CEO and Other NEOs in 2023 to the Company’s performance:

Performance Metrics
Adjusted EBITDA
Cash Flow (as defined in the KOIP, described at page 36)
ROIC (as defined in the 2023 Performance Stock Unit Awards, described at page 38)
EBIT CAGR (as defined in the 2022 Performance Stock Unit Awards, described at page 39)
Relative Total Shareholder Return (as defined in the 2023 Performance Stock Unit Awards, described at page 38)

Total Shareholder Return Amount	$ 62	72	88	91
Peer Group Total Shareholder Return Amount	173	147	172	125
Net Income (Loss)	$ (136,800,000)	$ 309,900,000	$ 402,600,000	$ 253,100,000
Company Selected Measure Amount	506,200,000	656,600,000	747,800,000	654,300,000
PEO Name	Mr. Dolloff	Mr. Dolloff	Mr. Glassman	Mr. Glassman
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	EBIT CAGR
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Deduction for the change in actuarial present values reported in the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Increase for service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Deduction for amounts reported under the "Stock Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,344,981)
PEO | Increase for the fair value of awards granted during the year that remain outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,082,651
PEO | Increase/deduction for the Change in Fair Value of Awards Granted in a Prior Year that Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,331,939)
PEO | Increase/deduction for the Change In Fair Value of Awards Granted in a Prior Year that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(337,044)
Non-PEO NEO | Deduction for the change in actuarial present values reported in the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,782)
Non-PEO NEO | Increase for service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction for amounts reported under the "Stock Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(860,424)
Non-PEO NEO | Increase for the fair value of awards granted during the year that remain outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	422,434
Non-PEO NEO | Increase/deduction for the Change in Fair Value of Awards Granted in a Prior Year that Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(341,971)
Non-PEO NEO | Increase/deduction for the Change In Fair Value of Awards Granted in a Prior Year that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (144,223)